Fair Value Measurements - Significant Unobservable Inputs for Level 3 - Securities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 15,106	$ 15,714
Fair value, derivative	597
Asset-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	363	254
Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	1,446	1,514
Corporate bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	9,545	10,241
Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	445	417
Fixed maturities, at fair value using fair value option
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	252	331
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	1,924	1,374
Level 3 | Asset-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	50	41
Level 3 | Commercial mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	6	277
Level 3 | Corporate bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	1,491	619
Level 3 | Residential mortgage-backed securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	33	17
Level 3 | Fixed maturities, at fair value using fair value option
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	225	306
Recurring | Level 3 | Asset-backed securities | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 50
Measurement input	0.0316
Impact of Increase in Input on Fair Value	Decrease
Recurring | Level 3 | Asset-backed securities | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0251
Recurring | Level 3 | Asset-backed securities | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0426
Recurring | Level 3 | Collateralized loan obligations | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest		109
Recurring | Level 3 | Collateralized loan obligations | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 59
Measurement input	0.0269
Impact of Increase in Input on Fair Value	Decrease
Recurring | Level 3 | Collateralized loan obligations | Minimum | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0268
Recurring | Level 3 | Collateralized loan obligations | Maximum | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0270
Recurring | Level 3 | Commercial mortgage-backed securities | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 6	277
Measurement input	0.1041
Impact of Increase in Input on Fair Value	Decrease
Recurring | Level 3 | Commercial mortgage-backed securities | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1041
Recurring | Level 3 | Commercial mortgage-backed securities | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1041
Recurring | Level 3 | Corporate bonds | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 1,421	901
Measurement input	0.0246
Impact of Increase in Input on Fair Value	Decrease
Recurring | Level 3 | Corporate bonds | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0049
Recurring | Level 3 | Corporate bonds | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0894
Recurring | Level 3 | Residential mortgage-backed securities | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 14	13
Measurement input	0.0387
Impact of Increase in Input on Fair Value	Decrease
Recurring | Level 3 | Residential mortgage-backed securities | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0387
Recurring | Level 3 | Residential mortgage-backed securities | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0387
Recurring | Level 3 | Fixed maturities, at fair value using fair value option | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Excluding Accrued Interest	$ 225
Measurement input	0.0166
Impact of Increase in Input on Fair Value	Decrease
Recurring | Level 3 | Fixed maturities, at fair value using fair value option | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0002
Recurring | Level 3 | Fixed maturities, at fair value using fair value option | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0312
Recurring | Level 3 | Macro Hedge Program | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, derivative	$ (2)
Recurring | Level 3 | Macro Hedge Program | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, derivative	84
Recurring | Level 3 | Fixed indexed annuities embedded derivatives | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, derivative	$ 541	324
Recurring | Level 3 | Variable annuities macro hedge program | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, derivative		65
Recurring | Level 3 | Variable annuities macro hedge program | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, derivative		$ 97
Recurring | Spread | Level 3 | Collateralized loan obligations | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Recurring | Spread | Level 3 | Collateralized loan obligations | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0055
Recurring | Spread | Level 3 | Collateralized loan obligations | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0337
Recurring | Spread | Level 3 | Collateralized loan obligations | Weighted average | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0325
Recurring | Spread | Level 3 | Commercial mortgage-backed securities | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Recurring | Spread | Level 3 | Commercial mortgage-backed securities | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0419
Recurring | Spread | Level 3 | Commercial mortgage-backed securities | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.1001
Recurring | Spread | Level 3 | Commercial mortgage-backed securities | Weighted average | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0534
Recurring | Spread | Level 3 | Corporate bonds | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Recurring | Spread | Level 3 | Corporate bonds | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0071
Recurring | Spread | Level 3 | Corporate bonds | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0719
Recurring | Spread | Level 3 | Corporate bonds | Weighted average | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0309
Recurring | Spread | Level 3 | Residential mortgage-backed securities | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Recurring | Spread | Level 3 | Residential mortgage-backed securities | Minimum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0062
Recurring | Spread | Level 3 | Residential mortgage-backed securities | Maximum | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0227
Recurring | Spread | Level 3 | Residential mortgage-backed securities | Weighted average | Discounted cash flows
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0138
Recurring | Constant prepayment rate | Level 3 | Residential mortgage-backed securities | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Recurring | Constant prepayment rate | Level 3 | Residential mortgage-backed securities | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.02
Recurring | Constant prepayment rate | Level 3 | Residential mortgage-backed securities | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.10
Recurring | Constant prepayment rate | Level 3 | Residential mortgage-backed securities | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.060
Recurring | Constant default rate | Level 3 | Residential mortgage-backed securities | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Recurring | Constant default rate | Level 3 | Residential mortgage-backed securities | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Recurring | Constant default rate | Level 3 | Residential mortgage-backed securities | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.04
Recurring | Constant default rate | Level 3 | Residential mortgage-backed securities | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.020
Recurring | Loss severity | Level 3 | Residential mortgage-backed securities | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Decrease
Recurring | Loss severity | Level 3 | Residential mortgage-backed securities | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.10
Recurring | Loss severity | Level 3 | Residential mortgage-backed securities | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.65
Recurring | Loss severity | Level 3 | Residential mortgage-backed securities | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.250
Recurring | Equity volatility | Level 3 | Macro Hedge Program | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Increase
Recurring | Equity volatility | Level 3 | Macro Hedge Program | Minimum | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.1081
Recurring | Equity volatility | Level 3 | Macro Hedge Program | Maximum | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.3173
Recurring | Equity volatility | Level 3 | Macro Hedge Program | Weighted average | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.179
Recurring | Equity volatility | Level 3 | Variable annuities macro hedge program | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Increase
Recurring | Equity volatility | Level 3 | Variable annuities macro hedge program | Minimum | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.18
Recurring | Equity volatility | Level 3 | Variable annuities macro hedge program | Maximum | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.64
Recurring | Equity volatility | Level 3 | Variable annuities macro hedge program | Weighted average | Option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.260
Recurring | Interest rate volatility | Level 3 | Macro Hedge Program | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Increase
Recurring | Interest rate volatility | Level 3 | Macro Hedge Program | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0022
Recurring | Interest rate volatility | Level 3 | Macro Hedge Program | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0286
Recurring | Interest rate volatility | Level 3 | Macro Hedge Program | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.012
Recurring | Interest rate volatility | Level 3 | Variable annuities macro hedge program | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value		Increase
Recurring | Interest rate volatility | Level 3 | Variable annuities macro hedge program | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Recurring | Interest rate volatility | Level 3 | Variable annuities macro hedge program | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.01
Recurring | Interest rate volatility | Level 3 | Variable annuities macro hedge program | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.010
Recurring | Withdrawal rates | Level 3 | Fixed indexed annuities embedded derivatives | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Withdrawal rates | Level 3 | Fixed indexed annuities embedded derivatives | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.000	0.000
Recurring | Withdrawal rates | Level 3 | Fixed indexed annuities embedded derivatives | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.159	0.159
Recurring | Withdrawal rates | Level 3 | Fixed indexed annuities embedded derivatives | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.017	0.017
Recurring | Lapse rates | Level 3 | Fixed indexed annuities embedded derivatives | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Lapse rates | Level 3 | Fixed indexed annuities embedded derivatives | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.003	0.010
Recurring | Lapse rates | Level 3 | Fixed indexed annuities embedded derivatives | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.300	0.250
Recurring | Lapse rates | Level 3 | Fixed indexed annuities embedded derivatives | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.064	0.065
Recurring | Option budgets | Level 3 | Fixed indexed annuities embedded derivatives | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Increase	Increase
Recurring | Option budgets | Level 3 | Fixed indexed annuities embedded derivatives | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.001	0.005
Recurring | Option budgets | Level 3 | Fixed indexed annuities embedded derivatives | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.038	0.038
Recurring | Option budgets | Level 3 | Fixed indexed annuities embedded derivatives | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.015	0.016
Recurring | Credit standing adjustment | Level 3 | Fixed indexed annuities embedded derivatives | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impact of Increase in Input on Fair Value	Decrease	Decrease
Recurring | Credit standing adjustment | Level 3 | Fixed indexed annuities embedded derivatives | Minimum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.006	0.004
Recurring | Credit standing adjustment | Level 3 | Fixed indexed annuities embedded derivatives | Maximum | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.025	0.031
Recurring | Credit standing adjustment | Level 3 | Fixed indexed annuities embedded derivatives | Weighted average | Other Method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.016	0.017